Commitment and Contingencies	12 Months Ended
Dec. 31, 2013
Commitments And Contingencies Disclosure [Abstract]
Commitment and Contingencies

(16) Commitment and Contingencies

The Company is involved in various other claims and legal actions arising in the ordinary course of business. In the opinion of management, the ultimate disposition of these matters will not have a material adverse effect on the Company’s consolidated financial position, results of operations, or liquidity.